AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2016				December 31, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$339	$0	$(0)	$339	$293	$-	$(0)	$293
Corporate debentures	19,693	31	(14)	19,710	20,077	1	(19)	20,059

	20,032	31	(14)	20,049	20,370	1	(19)	20,352
Available-for-sale - matures after one year through three years:
Governmental debentures	-	-	-	-	978	-	(6)	972
Corporate debentures	34,472	70	(78)	34,464	29,004	3	(230)	28,777

	34,472	70	(78)	34,464	29,982	3	(236)	29,749
Available-for-sale - matures after three years through five years:
Governmental debentures	100	-	-	100	344	-	(5)	339
Corporate debentures	5,991	2	(99)	5,894	14,650	5	(174)	14,481

	6,091	2	(99)	5,994	14,994	5	(179)	14,820

	$60,595	$103	$(191)	$60,507	$65,346	$9	$(434)	$64,921

All investments with an unrealized loss as of December 31, 2016 are with continuous unrealized losses for less than 12 months.